UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          05/02/08
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 58

Form 13F Information Table Value Total: $184,932,000
List of Other Included Managers:


No.  13F File Number                                         Name

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

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS             COM              00751Y106     1508    44300 SH       SOLE                                      44300
AGILENT TECHNOLOGIES INC       COM              00846U101     5921   198500 SH       SOLE                                     198500
ALCOA INC COM                  COM              013817101     1471    40783 SH       SOLE                                      40783
AMERICAN EAGLE OUTFITTERS      COM              02553E106     2219   126700 SH       SOLE                                     126700
AMERICAN INTERNATIONAL GROUP   COM              026874107     4528   104700 SH       SOLE                                     104700
AMGEN INC                      COM              031162100     4358   104300 SH       SOLE                                     104300
ANADARKO PETROLEUM CORP        COM              032511107      623     9882 SH       SOLE                                       9882
ASHLAND INC                    COM              044209104     2531    53500 SH       SOLE                                      53500
ASTORIA FINANCIAL CORP         COM              046265104     2635    97000 SH       SOLE                                      97000
BANK OF AMERICA CORP           COM              060505104     4589   121057 SH       SOLE                                     121057
BECTON DICKINSON & CO          COM              075887109     2378    27700 SH       SOLE                                      27700
BIOGEN IDEC INC                COM              09062X103     3825    62000 SH       SOLE                                      62000
BOEING CO.                     COM              097023105     5273    70900 SH       SOLE                                      70900
CHEVRON CORP                   COM              166764100     5713    66926 SH       SOLE                                      66926
CITIGROUP INC                  COM              172967101     1023    47774 SH       SOLE                                      47774
CONOCOPHILLIPS                 COM              20825C104      217     2848 SH       SOLE                                       2848
CROWN HOLDINGS INC.            COM              228368106     8049   319900 SH       SOLE                                     319900
CYTEC INDUSTRIES INC           COM              232820100      420     7800 SH       SOLE                                       7800
DIAGEO PLC-SPON ADR            COM              25243Q205     4952    60900 SH       SOLE                                      60900
DIRECTV GROUP INC (THE)        COM              25459L106     4680   188800 SH       SOLE                                     188800
DOW CHEMICAL                   COM              260543103     4595   124700 SH       SOLE                                     124700
DR HORTON INC                  COM              23331A109      310    19704 SH       SOLE                                      19704
DRESSER-RAND GROUP INC         COM              261608103     4566   148500 SH       SOLE                                     148500
ENCANA CORP                    COM              292505104     4660    61519 SH       SOLE                                      61519
ENDURANCE SPECIALTY HOLDINGS   COM              016404934      750    20500 SH       SOLE                                      20500
ENSCO INTERNATIONAL INC        COM              26874Q100     1346    21500 SH       SOLE                                      21500
FRANKLIN RESOURCES INC         COM              354613101     4166    42951 SH       SOLE                                      42951
FREEPORT-MCMORAN COPPER        COM              35671D857     5946    61800 SH       SOLE                                      61800
GENZYME CORP                   COM              372917104      894    12000 SH       SOLE                                      12000
HEALTH NET INC                 COM              42222G108     3333   108224 SH       SOLE                                     108224
HUDSON CITY BANCORP INC        COM              443683107     7636   431900 SH       SOLE                                     431900
IBM CORPORATION                COM              459200101     1990    17281 SH       SOLE                                      17281
JPMORGAN CHASE & CO            COM              46625H100     5835   135850 SH       SOLE                                     135850
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     1163    30900 SH       SOLE                                      30900
LINCOLN NATIONAL CORP          COM              534187109      322     6200 SH       SOLE                                       6200
LUXOTTICA GROUP SPA-SPON ADR   COM              55068R202     4851   192800 SH       SOLE                                     192800
MACY'S INC                     COM              55616P104     4660   202100 SH       SOLE                                     202100
MILLENNIUM PHARMACEUTICALS     COM              599902103     5159   333700 SH       SOLE                                     333700
MONSANTO CO                    COM              61166W101      219     1965 SH       SOLE                                       1965
MORGAN STANLEY                 COM              617446448      964    21100 SH       SOLE                                      21100
NAVISTAR INTERNATIONAL         COM              63934E108     3411    56700 SH       SOLE                                      56700
NORTHROP GRUMMAN CORP          COM              666807102     4910    63100 SH       SOLE                                      63100
OLIN CORP                      COM              680665205     1452    73500 SH       SOLE                                      73500
SHIRE PLC-ADR                  COM              82481R106     4863    83898 SH       SOLE                                      83898
SMURFIT-STONE CONTAINER CORP   COM              832727101     1527   198300 SH       SOLE                                     198300
TEEKAY CORPORATION             COM              Y8564W103     7475   176000 SH       SOLE                                     176000
TEMPLE-INLAND INC              COM              879868107      861    67700 SH       SOLE                                      67700
TEXTRON INC                    COM              883203101     7105   128200 SH       SOLE                                     128200
THE TRAVELERS COS INC          COM              89417E109     2384    49822 SH       SOLE                                      49822
TRANE INC                      COM              892893108     2222    48400 SH       SOLE                                      48400
TYCO INTERNATIONAL LTD         COM              G9143X208      930    21115 SH       SOLE                                      21115
UBS AG                         COM              H89231338      988    34300 SH       SOLE                                      34300
UNITEDHEALTH GROUP INC         COM              91324P102     3380    98360 SH       SOLE                                      98360
US BANCORP                     COM              902973304     5053   156147 SH       SOLE                                     156147
VALSPAR CORP                   COM              920355104     1720    86700 SH       SOLE                                      86700
WABCO HOLDINGS INC             COM              92927K102     2511    55033 SH       SOLE                                      55033
WELLS FARGO & CO               COM              949746101      902    31000 SH       SOLE                                      31000
WHIRLPOOL CORP                 COM              963320106     2959    34100 SH       SOLE                                      34100